Submission	Aug. 29, 2026
Submission [Line Items]
Central Index Key	0002152026
Registrant Name	FirstEnergy Pennsylvania Electric Co
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES